Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (6,429,059)	$ (1,008,860)	¥ (3,176,914)	¥ (1,873,383)
Accretion of redeemable convertible preferred shares	(288,400)	(45,300)	(320,301)	(74,558)
Net loss attributable to ordinary shareholders	(6,717,439)	(1,054,113)	¥ (3,497,215)	¥ (1,994,109)
Denominator:
Weighted average number of ordinary shares outstanding | shares			63,690,000	61,446,250
Loss per share (RMB):
Basic and diluted net loss per share: | ¥ / shares			¥ (54.91)	¥ (32.45)
Common Class A [Member]
Numerator:
Net loss	(4,628,133)	(726,255)
Accretion of redeemable convertible preferred shares	(207,598)	(32,577)
Deemed dividend	0	0
Net loss attributable to ordinary shareholders	¥ (4,835,731)	$ (758,832)
Denominator:
Weighted average number of ordinary shares outstanding | shares	140,170,091	140,170,091
Loss per share (RMB):
Basic and diluted net loss per share: | (per share)	¥ (34.50)	$ (5.41)
Common Class B [Member]
Numerator:
Net loss	¥ (1,800,926)	$ (282,605)
Accretion of redeemable convertible preferred shares	(80,782)	(12,676)
Deemed dividend	0	0
Net loss attributable to ordinary shareholders	¥ (1,881,708)	$ (295,281)
Denominator:
Weighted average number of ordinary shares outstanding | shares	54,543,800	54,543,800
Loss per share (RMB):
Basic and diluted net loss per share: | (per share)	¥ (34.50)	$ (5.41)
Ordinary shares [Member]
Numerator:
Net loss | ¥			¥ (3,176,914)	¥ (1,873,383)
Accretion of redeemable convertible preferred shares | ¥			(320,301)	(74,558)
Deemed dividend | ¥			0	(46,168)
Net loss attributable to ordinary shareholders | ¥			¥ (3,497,215)	¥ (1,994,109)
Denominator:
Weighted average number of ordinary shares outstanding | shares			63,690,000	61,446,250
Loss per share (RMB):
Basic and diluted net loss per share: | ¥ / shares			¥ (54.91)	¥ (32.45)